Segment, Customer and Geographic Information (Schedule of Information Based on Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total revenues	$ 573,957	$ 487,763	$ 386,470
Israel [Member]
Disclosure of geographical areas [line items]
Total revenues	516,668	437,043	385,625
United States [Member]
Disclosure of geographical areas [line items]
Total revenues	57,289	50,720	0
Others [Member]
Disclosure of geographical areas [line items]
Total revenues	$ 0	$ 0	$ 845